Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	191,500,000	191,500,000
Common stock, shares issued	3,534,570	3,290,101
Common stock, shares outstanding	3,472,730	3,252,636
Temporary equity par or stated value per share	$ 0.001
Temporary equity shares authorized		145,948,944
Temporary equity shares outstanding		134,952,637
Temporary equity Liquidation preference		$ 254,572
Environmental Impact Acquisition Corp [Member]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Common Stock | Environmental Impact Acquisition Corp [Member]
Common stock subject to possible redemption	20,700,000	0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	20,700,000	0
Common stock, shares outstanding	20,700,000	0
Class B Common Stock | Environmental Impact Acquisition Corp [Member]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	5,175,000	5,175,000
Common stock, shares outstanding	5,175,000	5,175,000
Series A One Redeemable Convertible Preferred Stock [Member]
Temporary equity par or stated value per share	$ 0.001	$ 0.001
Temporary equity shares authorized	2,865,698	2,865,698
Temporary equity shares issued	2,807,571	2,807,571
Temporary equity shares outstanding	2,807,571	2,807,571
Temporary equity Liquidation preference	$ 6,247	$ 6,079
Series A Two Redeemable Convertible Preferred Stock [Member]
Temporary equity par or stated value per share	$ 0.001	$ 0.001
Temporary equity shares authorized	7,018,203	7,018,203
Temporary equity shares issued	6,993,693	6,993,693
Temporary equity shares outstanding	6,993,693	6,993,693
Temporary equity Liquidation preference	$ 18,913	$ 18,224
Series A Three Redeemable Convertible Preferred Stock [Member]
Temporary equity par or stated value per share	$ 0.001	$ 0.001
Temporary equity shares authorized	8,647,679	8,647,679
Temporary equity shares issued	8,629,505	8,629,505
Temporary equity shares outstanding	8,629,505	8,629,505
Temporary equity Liquidation preference	$ 30,149	$ 28,952
Series B Redeemable Convertible Preferred Stock [Member]
Temporary equity par or stated value per share	$ 0.001	$ 0.001
Temporary equity shares authorized	21,245,353	21,245,353
Temporary equity shares issued	21,245,353	21,245,353
Temporary equity shares outstanding	21,245,353	21,245,353
Temporary equity Liquidation preference	$ 23,656	$ 22,567
Series C Redeemable Convertible Preferred Stock [Member]
Temporary equity par or stated value per share	$ 0.001	$ 0.001
Temporary equity shares authorized	35,152,184	35,152,184
Temporary equity shares issued	35,092,183	35,092,183
Temporary equity shares outstanding	35,092,183	35,092,183
Temporary equity Liquidation preference	$ 68,379	$ 65,014
Series D Redeemable Convertible Preferred Stock [Member]
Temporary equity par or stated value per share	$ 0.001	$ 0.001
Temporary equity shares authorized	71,019,827	71,019,827
Temporary equity shares issued	60,184,332	60,184,332
Temporary equity shares outstanding	60,184,332	60,184,332
Temporary equity Liquidation preference	$ 120,261	$ 113,736